Convertible Loans and Other Financial Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Convertible Loans and Other Financial Liabilities
Schedule of convertible loans and other financial liabilities

in € thousand	06/30/2021	12/31/2020
Other non-current financial liabilities	25	27
Other current financial liabilities	9,391	21
Convertible loans – host	1,659	84,287
Convertible loans – embedded derivative	327	14,948
Convertible loans	1,986	99,235

in € thousand	12/31/2020	12/31/2019	01/01/2019
Other non-current financial liabilities	27	—	—
Other current financial liabilities	21	25	37
Convertible loans – host	84,287	66,353	n/a
Convertible loans – embedded derivative	14,948	—	n/a
Convertible loans	99,235	66,353	n/a

Schedule of initial fair value of the convertible loan

in € thousand	Fair value	Effect on
March 11, 2020	host contract	capital contribution
Base	52,090
Conversion 1 year later	43,678	8,412
Conversion 1 year earlier	61,582	(9,492)

in € thousand	Fair value	Effect on
March 11, 2020	host contract	capital contribution
Base	52,090
credit spread +10%	49,558	2,532
credit spread -10%	54,819	(2,730)